Public Offering (Details) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold		11,500,000
Purchase price, per unit				$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000			10,000,000
Purchase price, per unit	$ 10.00			$ 10.00
Number of shares in a unit				1
Number of shares issuable per warrant				1
Exercise price of warrants				$ 11.50
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1
Number of warrants in a unit			0.5	0.25
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000			11,500,000
Purchase price, per unit	$ 10.00			$ 10.00